Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Liabilities [Abstract]
Acrrued Liabilities
Accrued liabilities are comprised of the following:

	December 31,
	2017	2018
Interest on long-term debt	$2,361	$4,225
Vessels’ operating and voyage expenses	1,009	1,808
Commissions	143	139
Interest on derivatives and other finance expenses	65	566
General and administrative expenses	88	145
Total	$3,666	$6,883